Note 1 - Corporate Information - Net Assets Impacts of the Company (Details) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Property, plant and equipment	R$ 20,097.0	R$ 18,822.3	R$ 19,153.8
Goodwill	34,276.2	31,401.9	30,511.2
Intangible	5,840.6	4,674.7	5,245.9
Non-current assets	68,796.5	62,133.9
Inventories	5,401.8	4,319.0
Current assets	25,329.6	24,718.0
Total assets	94,126.1	86,851.9	83,841.4
Reserves	70,215.3	63,361.2
Carrying value adjustments	71,584.9	74,966.5
Equity attributable to equity holders of Ambev	56,340.6	46,008.8
Non-controlling interests	1,206.8	1,974.0
Total Equity	57,547.4	47,627.4	46,651.3	R$ 50,333.7
Deferred tax liabilities	2,424.6	2,329.2
Non-current liabilities	11,750.4	10,180.6
Total liabilities	36,578.7	38,869.1
Total equity and liabilities	94,126.1	R$ 86,851.9	R$ 83,841.4
IAS 29, application of inflation accounting and financial reporting in hyperinflationary economies [member]
Statement Line Items [Line Items]
Property, plant and equipment	1,394.9
Goodwill	1,686.4
Intangible	976.3
Non-current assets	4,057.6
Inventories	72.8
Current assets	72.8
Total assets	4,130.4
Reserves	(8.2)
Carrying value adjustments	258.2
Retained earnings	3,252.4
Equity attributable to equity holders of Ambev	3,502.4
Non-controlling interests	(2.4)
Total Equity	3,500.0
Deferred tax liabilities	630.4
Non-current liabilities	630.4
Total liabilities	630.4
Total equity and liabilities	R$ 4,130.4